Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases	Leases

During the year, the Company has not made any re-assessments related to extension options. Information about leases for which the Company is a lessee is presented below:

Amount recognized in the consolidated statements of financial position:

(i) Right-of-use assets and lease liabilities

The right-of-use assets are included in the investment in sublease on the statement of financial position. Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2025 and 2024:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2023	670	2,709
Modification of lease	(477)	(560)
Depreciation	(109)	—
Interest expense	—	140
Payments	—	(748)
Balance, as at December 31, 2024	84	1,541
Additions	83	83
Depreciation	(88)	—
Interest expense	—	77
Payments	—	(681)
Balance, as at December 31, 2025	79	1,020

(ii) Investment in Sublease, net

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	989	1,228
Interest accretion	105	142
Payments from sublessor	(449)	(381)
Balance, end of the period	645	989

8.

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Depreciation of right-of-use assets	89	107	304
Interest expense on lease liabilities	77	140	178
Expenses relating to short term leases	412	508	449
Impairment	—	—	669
Variable lease payments	82	123	429
Total	660	878	2,029

Depreciation of right-of-use assets is included in depreciation and amortization expense. Interest expense related to lease liabilities is included in debenture and other financing expense.

The Company in its cash flow has classified cash payment related to principal portion of $604 (December 31, 2024 – $608) of lease payments as financing activities and cash payments related to interest portion of $77 (December 31, 2024 – $140) as operating activities.